Document And Entity Information	12 Months Ended
Dec. 31, 2021
Document Information Line Items
Entity Registrant Name	Vicarious Surgical Inc.
Document Type	POS AM
Amendment Flag	true
Amendment Description	On October 15, 2021, the registrant filed a Registration Statement on Form S-1 (File No. 333-260281) (the “Registration Statement”), which was subsequently declared effective by the U.S. Securities and Exchange Commission (the “SEC”) on October 22, 2021. This Post-Effective Amendment No. 1 to Form S-1 (“Post-Effective Amendment No. 1”) is being filed (i) to update the Registration Statement to include information contained in the registrant’s Annual Report on Form 10-K for the fiscal year ended December 31, 2021 and certain other information in such Registration Statement and (ii) to include updated information regarding the selling stockholders named in the prospectus, including a reduction in the number of shares of Class A common stock being offered by the selling securityholders named in the Registration Statement (the “Selling Securityholders”) to 105,683,415 shares of Class A common stock to reflect sales or other dispositions of such securities by the Selling Securityholders since the filing of the initial Registration Statement, and a reduction in the number of shares of Class A common stock issuable upon the exercise of warrants included in the units issued by the Company in its initial public offering, each of which is exercisable for one share of Class A common stock, in accordance with its terms (the “Public Warrants”) to 17,248,621 shares of Class A common stock to reflect exercises of Public Warrants since the filing of the initial Registration Statement.No additional securities are being registered under this Post-Effective Amendment No. 1 and all applicable registration and filing fees were paid at the time of the original filing of the Registration Statement.
Entity Central Index Key	0001812173
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	DE